World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	809,948,652.39	42,636
Yield Supplement Overcollateralization Amount 04/30/16	34,588,751.66	0
Receivables Balance 04/30/16	844,537,404.05	42,636
Principal Payments	31,288,671.56	1,289
Defaulted Receivables	1,442,872.09	72
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	32,987,223.35	0
Pool Balance at 05/31/16	778,818,637.05	41,275

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	75.13%

Prepayment ABS Speed	1.83%

Overcollateralization Target Amount	35,046,838.67
Actual Overcollateralization	35,046,838.67

Weighted Average APR	4.34%
Weighted Average APR, Yield Adjusted	6.26%
Weighted Average Remaining Term	57.03

Delinquent Receivables:
Past Due 31-60 days	9,786,984.85	493
Past Due 61-90 days	2,177,116.09	111
Past Due 91-120 days	438,317.76	25
Past Due 121+ days	0.00	0
Total	12,402,418.70	629

Total 31+ Delinquent as % Ending Pool Balance	1.59%

Recoveries	837,308.25

Aggregate Net Losses/(Gains) - May 2016	605,563.84

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.86%
Prior Net Losses Ratio	1.70%
Second Prior Net Losses Ratio	0.94%
Third Prior Net Losses Ratio	1.24%
Four Month Average	1.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.50%

Flow of Funds	$ Amount

Collections	35,108,676.14
Advances	17,161.94
Investment Earnings on Cash Accounts	7,812.40
Servicing Fee	(703,781.17)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	34,429,869.31

Distributions of Available Funds
(1) Class A Interest	783,636.68
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	29,729,164.65
(7) Distribution to Certificateholders	3,879,156.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	34,429,869.31

Servicing Fee	703,781.17
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 05/16/16	773,500,963.03
Principal Paid	29,729,164.65
Note Balance @ 06/15/16	743,771,798.38

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2a
Note Balance @ 05/16/16	266,671,839.38
Principal Paid	20,155,365.81
Note Balance @ 06/15/16	246,516,473.57
Note Factor @ 06/15/16	88.0415977%

Class A-2b
Note Balance @ 05/16/16	126,669,123.65
Principal Paid	9,573,798.84
Note Balance @ 06/15/16	117,095,324.81
Note Factor @ 06/15/16	88.0415976%

Class A-3
Note Balance @ 05/16/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	234,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class A-4
Note Balance @ 05/16/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	125,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	21,160,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	821,548.35
Total Principal Paid	29,729,164.65
Total Paid	30,550,713.00

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	213,337.47
Principal Paid	20,155,365.81
Total Paid to A-2a Holders	20,368,703.28

Class A-2b
One-Month Libor	0.43445%
Coupon	0.83445%
Interest Paid	88,082.54
Principal Paid	9,573,798.84
Total Paid to A-2b Holders	9,661,881.38

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8140913
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4593173
Total Distribution Amount	30.2734086

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7619195
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.9834493
Total A-2a Distribution Amount	72.7453688

A-2b Interest Distribution Amount	0.6622747
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.9834499
Total A-2b Distribution Amount	72.6457246

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/16	105,228.68
Balance as of 05/31/16	122,390.62
Change	17,161.94

Reserve Account
Balance as of 05/16/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89